Commitments and Contingencies	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	12. Commitments and Contingencies We had purchase order commitments of $21.7 million for the construction works in progress, software, drilling, and technical reports.
13. Commitments and Contingencies
Purchase Obligations
As of June 30, 2022, we had purchase order commitments of $28.6 million in respect of construction works in progress, drilling, and technical reports.